Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Basis of presentation	(a) Basis of presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its consolidated VIEs and VIEs’ subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation.

The Group evaluates the need to consolidate its VIEs and VIEs' subsidiaries in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

As foreign-invested companies engaged in internet-based businesses is subject to significant restrictions under current PRC laws and regulations, the Group and its PRC subsidiaries, Vipshop China and Lefeng (Shanghai) Information Technology Co., Ltd. (“Lefeng Information”), as wholly foreign owned enterprises (the "WFOE"), are both restricted from holding the licenses that are necessary for the online operation in China. To comply with these restrictions, the Group conducts the Internet-related operations in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Group ("Nominee Shareholders").

In order to exercise effective control over these PRC domestic companies, the Company, through the WFOE, entered into a series of contractual arrangements with these PRC domestic companies and the Nominee Shareholders, pursuant to which the Group is entitled to receive effectively all economic benefits generated from the Nominee Shareholders’ equity interests in these PRC domestic companies. By entering into a series of contractual arrangements, the Group established four sets of VIEs: (i) Vipshop China, Vipshop E-Commerce and shareholders of Vipshop E-Commerce; (ii) Vipshop China, Vipshop Information Technology Co., Ltd. ("Vipshop Information") and shareholders of Vipshop Information; (iii) Lefeng Information, Tianjin Pinjian E-Commerce Co., Ltd. ("Tianjin Pinjian") and shareholders of Tianjin Pinjian; and (iv) Vipshop China, Pin Jun Tong Enterprise Management & Consulting Co., Ltd. (“Pin Jun Tong”) and shareholders of Pin Jun Tong. The Group has concluded that these PRC domestic companies are consolidated VIEs of the Group, of which the Group is the ultimate primary beneficiary.

The following is a summary of the contractual agreements (collectively, "Contractual Agreements") that the Group, through the WFOE, entered into with the consolidated VIEs and their Nominee Shareholders:

Equity Interest Pledge Agreements

The Nominee Shareholders of these PRC domestic companies pledged all their equity interests in these PRC domestic companies as collateral to ensure that these PRC domestic companies fully performs its obligations under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Loan Agreement, and pays the consulting and service fees and repays the loan and the accrued interests to the WFOE when the same becomes due. The agreement will remain in effect until all of the obligations of these PRC domestic companies under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Loan Agreement have been duly performed or terminated.

Exclusive Option Agreements

The Nominee Shareholders of these PRC domestic companies granted the WFOE an irrevocable and exclusive right to purchase, or designate one or more persons to purchase, their equity interest in these PRC domestic companies at the WFOE's sole and absolute discretion to the extent permitted by the PRC laws. The purchase price is equal to the higher of: (i) the amount of registered capital actually contributed by the equity holder; or (ii) a minimum price permitted by applicable PRC laws.

Power of Attorney Agreements

The Nominee Shareholders of these PRC domestic companies irrevocably authorized the WFOE to exercise the rights related to their shareholdings, including attending shareholders' meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in these PRC domestic companies, and appointment of the executive directors and senior management of these PRC domestic companies. The WFOE has the right to appoint any individual or entity to exercise the power of attorney on its behalf. Each power of attorney will remain in effect until the shareholder ceases to hold any equity interest in these PRC domestic companies.

Exclusive Business Cooperation Agreements

The WFOE entered into an agreement with these PRC domestic companies to provide these PRC domestic companies with technical, consulting and other services. In consideration of these services, these PRC domestic companies shall pay the WFOE fees equal to 100% of its net income of these PRC domestic companies, provided that the WFOE, at its sole discretion, shall have the right to adjust the rate of the service through written notice. The WFOE will exclusively own any intellectual property arising from the performance of this agreement. These PRC domestic companies has no right to terminate this agreement unless the WFOE commits gross negligence or fraud.

Loan Agreements

The WFOE entered into a loan agreement with the Nominee Shareholders, to provided them loans solely for the purpose of contribution or increase of registered capital or working capital of these PRC domestic companies. The WFOE has the sole discretion to determine the method of repayment, including requiring the Nominee Shareholders to transfer their equity interests in these PRC domestic companies to the WFOE or its designated person.

Vipshop E-Commerce was established by Mr. Eric Ya Shen and Mr. Arthur Xiaobo Hong on June 22, 2017. As of December 31, 2018, shareholders of Vipshop E-Commerce included Mr. Eric Ya Shen and Mr. Arthur Xiaobo Hong, holding 66.67% and 33.33% of the total equity interests in Vipshop E-Commerce, respectively. Vipshop E-Commerce holds the licenses necessary to conduct the Internet-related operations of vipshop.com and vip.com in China.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the Contractual Agreements, which include but are not limited to the following:

•

If the Group's ownership structure, are found to be in violation of any existing or future PRC laws or regulations, the relevant governmental authorities, including the China Securities Regulatory Commission, would have broad discretion in dealing with such violation, including levying fines, confiscating its income or the income of the WFOE, Vipshop E-commerce, Vipshop Information, Tianjin Pinjian, Pin Jun Tong, revoking the business licenses or operating licenses of the WFOE, Vipshop E-commerce, Vipshop Information, Tianjin Pinjian, Pin Jun Tong, shutting down the Group's servers or blocking the Group's websites, discontinuing or placing restrictions or onerous conditions on the Group's operations, requiring the Group to undergo a costly and disruptive restructuring, restricting or prohibiting the Group's use of various funding to finance its business and operations in China, and taking other regulatory or enforcement actions that could be harmful to the Group's business;

•

The Group relies on the Contractual Arrangements with the VIEs and their equity holders for a majority all of its PRC operations, which may not be as effective as direct ownership in providing operational control;

•

The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the Contractual Arrangements with the VIEs and their equity holders in the event of a breach or non‑compliance by the VIEs or their equity holders;

•

The Nominee Shareholders of the VIEs are also directors of the Group or its subsidiaries, and have a duty of care and loyalty to the Group and its shareholders as a whole under Cayman Islands law. Under the Contractual Arrangements with the VIEs and their Nominee Shareholders, (a) the Group may replace any such individual as a shareholder of the VIEs at the Group's discretion, and (b) each of these individuals has executed a power of attorney to appoint the WFOE or its designated third party to vote on their behalf and exercise shareholder rights of the VIE. However, the Group cannot assure that these individuals will act in the best interests of the Group should any conflicts of interest arise, or that any conflicts of interest will be resolved in the Group's favor. These individuals may breach or cause the VIE to breach the existing contractual arrangements. If the Group cannot resolve any conflicts of interest or disputes between the Group and any of these individuals, the Group would have to rely on legal proceedings, which may be expensive, time‑consuming and disruptive to its operations. There is also substantial uncertainty as to the outcome of any such legal proceedings.

•

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. On March 15, 2019, the National People’s Congress approved the PRC Foreign Investment Law, which will become effective on January 1, 2020 and replace the existing laws regulating foreign investment in China. The PRC Foreign Investment Law embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. Under the newly enacted PRC Foreign Investment Law, there are substantial uncertainties relating to its interpretation and implementation. It is possible that future legislations promulgated by the State Council may provide for contractual arrangements as a form of foreign investment and subject to foreign investment restrictions. It is therefore uncertain whether the Group's corporate structure may be deemed as violating the foreign investment restrictions in China. If the Group fails to take appropriate and timely measures to comply with any of these or similar regulatory compliance requirements, the Group's current corporate structure, corporate governance, and business operations could be materially and adversely affected.

The financial information of the Group's consolidated VIEs and VIEs' subsidiaries, including total assets, total liabilities, net revenues, total operating expenses, net income (loss) and cash flows after intercompany eliminations are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Total assets	5,520,550	5,974,238
Current liabilities:
Accounts payable	(87,926)	(85,257)
Advances from customers	(965,275)	(751,615)
Accrued expenses and other current liabilities	(1,618,716)	(2,689,273)
Amounts due to related parties	(616)	(22,225)
Deferred income	(54,543)	(204,925)
Total current liabilities	(2,727,076)	(3,753,295)
Deferred tax liability	(4,224)	(3,617)
Deferred income	(838)	(298)
Total liabilities	(2,732,138)	(3,757,210)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	5,500,226	1,583,466	2,455,488
Total operating expenses	(1,740,370)	(5,243,573)	(5,826,283)
Net income (loss)	230,954	(3,784,932)	(3,531,460)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash used in operating activities	(1,192,894)	(801,931)	(294,853)
Net cash provided by (used in) investing activities	626,798	1,435,001	(48,162)
Net cash (used in) provided by financing activities	(108,779)	1,144,728	(17,698)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of estimates

(c)   Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates. The Group’s management based their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include inventory write-down, valuation of goodwill and intangible assets acquired in the business acquisitions, valuation of other investments and valuation of receivables arising from consumer financing. Changes in facts and circumstances may result in revised estimates.

Cash and cash equivalents

(d)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments with maturity of less than three months.

Cash and cash equivalents are placed with financial institutions with high‑credit ratings and quality.

Restricted cash

(e)   Restricted cash

The Group’s restricted cash mainly represents: (1) deposits held in a designated bank account under the cooperative lending arrangement with a bank in which the Group is required to maintain at all times a certain percentage of the outstanding principal of total lending amount with a bank, (2) deposits held in a designated account in the People's Bank of China related to online payments service and (3) deposits that are pledged for short-term bank loans.

Short term investments

(f)   Short term investments

Short-term investments consist primarily of wealth management products, which are certain deposits with variable interest rates and fixed maturity dates ranging from three months to one year.

Inventories

(g)   Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value for slow-moving merchandise and damaged goods. The amount of write down is also dependent upon factors such as whether the goods are returnable to vendors, inventory aging and quality, historical and forecasted consumer demand, and promotional environment.

The Group assesses the inventory write-down based on different product categories and applies a certain percentages based on aging and quality. The Group classifies all goods into the following two categories: non-returnable goods and returnable goods. Non-returnable goods cannot be returned to suppliers and general inventory write-down of different percentages are applied to these goods within the different aging and quality categories.  These percentages were developed based on historical write-down on these different types of goods.  In addition to general write-down, specific write-down will also be applied to non-returnable goods if assessed to be needed based on the factors mentioned above. Returnable goods will have no general write-down based on aging and quality but specific write-down will be made at the end of each reporting periods based on forecast sales, conditions of the goods and planned promotions.

Write downs are recorded in cost of revenues in the consolidated statements of income and comprehensive income.

Accounts receivable

(h)   Accounts receivable

Accounts receivable are mainly receivables from consumer financing business, which are stated at the historical carrying amount net of allowance for uncollectible accounts. The Group establishes an allowance for uncollectible accounts receivable based on estimates, historical experience and other factors surrounding the credit risk of specific customers. Uncollectible accounts receivable are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined that is not probable for the balance to be collected.

Accounts receivable expected to be settled more than one year as of the balance sheet date are classified into other long-term assets on the consolidated balance sheets.

Loan receivables

(i)   Loan receivables

Loan receivables mainly represent the microcredit business made to qualified individual customers who are the end users of the Group's online marketplace business. The loan periods extended by the Group to the individual customers mainly range from 3 months to 24 months. The loan receivables are stated at the historical carrying amount net of allowance for uncollectible loan receivables. The Group establishes an allowance for uncollectible loan receivable based on estimates, historical experience and other factors surrounding the credit risk of specific customers. Uncollectible loan receivables are written off when the Group has determined the balance will not be collected.

The loan receivables expected to be settled more than one year as of balance sheet date are classified into other long-term assets on the consolidated balance sheets.

Other receivables

(j)   Other receivables

Other receivables mainly consisted of advances to supplier, loans to staff and others, which are stated at the historical carrying amounts. The Group establishes an allowance for uncollectible other receivables based on estimates, historical experience and other factors surrounding the credit risk of specific accounts. Uncollectible other receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

Property and equipment, net

(k)   Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in other operating income. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation and amortization are provided over the estimated useful lives of the assets using the straight‑line method from the time the assets are placed in service. Estimated useful lives are as follows:

Classification	Estimated useful life
Buildings	20 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	5 years
Software	3 years

Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized. Management estimates the residual value of its furniture, fixtures and equipment and motor vehicles to be 5%.

Capitalization of interest

(l)   Capitalization of interest

Interest and amortization of deferred financing costs incurred on funds used to construct the Group’s warehouses during the active construction period are capitalized. Interest subject to capitalization primarily includes interest paid or payable on the Group’s convertible senior notes due 2019 at interest rate of 1.5%. The capitalization of interest and amortization of deferred financing costs ceases once a project is substantially completed or development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted average interest rate of the Group’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives. Total interest expenses incurred amounted to RMB99,437,  RMB97,024 and RMB165,618, of which RMB14,242,  RMB14,589 and RMB5,874 were capitalized for the years ended December 31, 2016, 2017 and 2018, respectively.

Land use rights, net

(m)   Land use rights, net

The land use rights represent the amounts paid and relevant costs incurred for the Group's leases for the use right of lands located in PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use right agreement.

Intangible assets, net

(n) Intangible assets, net

Acquired intangible assets mainly consist of domain names, customer relationships, non-compete agreements, trademarks and payment license acquired from third parties and from business combination.

Domain names and trademarks

Domain name and trademarks purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic lives of approximately two to five years.

Intangible assets arising from business combination

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a definite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets are computed using the straight-line method over the intangible assets’ economic lives.

Alternatively, intangible assets acquired in a business combination with indefinite lives are carried out cost less than subsequent accumulated impairment loss. Cost to renew or extend the term of a recognized intangible asset is charged to profit or loss as incurred in the consolidated statements of income and comprehensive income.

Estimated economic lives of the intangible assets are as follows:

Classification	Estimated economic life
Customer relationships	4-14 years
Trademarks	2-5 years
Non-compete agreement	3 years
Domain names	2-3 years
Payment license	Indefinite life

Investment in equity method investees

(o)   Investment in equity method investees

Investments in equity method investees consist of:

(1)

Investments in affiliated companies and joint ventures, over which the Group has significant influence but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence.

(2)

Limited partnerships when the Group has more than minor ownership interest or more than a minor influence. The Group generally considers investment in limited partnerships of more than 3 to 5 percent to be more than minor.

Investment in equity method investees are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of the equity method investees is recognized in the statement of income and comprehensive income and its share of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its equity method investees are eliminated to the extent of the Group’s interest in the equity method investees; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an equity method investee equals or exceeds its interest in the equity method investees, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated investee.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investments may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investments that is other than temporary. The Group assess its equity method investments for other-than-temporary impairment by considering all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing needs, the Group’s intent and ability to retain the investments for a period of time sufficient to allow for any anticipated recovery in market value, and the severity and duration of the impairment.

Other investments

.

(p)   Other investments

Other investments consist of:

(1)

Investments in equity securities that have readily determinable fair values and for which the Group does not have the ability to exercise significant influence are reported at fair value with unrealized gains and losses included in net income.

(2)

Investments in debt securities other than trading securities held-to-maturity securities are classified as available-for-sale investments and reported at fair value with unrealized gain and losses included in accumulated other comprehensive loss in shareholders' equity.

(3)

Investments in equity securities without readily determinable fair values are accounted for at cost, adjusted for impairments and observable price changes in orderly transactions for the identical or similar investments of the same issuer.

For available-for-sale debt securities, in event of a decline in fair value that is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in the consolidated statement of income and comprehensive income. The fair values of the investments would not be adjusted for subsequent recoveries in fair values.

For equity securities without readily determinable fair values, at each reporting period, the Group makes qualitative assessment considering impairment indicators to evaluate whether the other investment is impaired. Impairment indicators that the Group considers include, but are not limited to, the following:

a.	a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee;
b.	a significant adverse change in the regulatory, economic, or technological environment of the investee;
c.	a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates;
d.	a bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment;
e.

factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

The respective investment shall be written down to its fair value if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value. The impairment loss is recorded in net income equal to the difference between the fair value of the investment and its carrying amount.

Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)

(q)   Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)

The Group evaluates its long‑lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long‑lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded no impairment for the years ended December 31, 2016, 2017 and 2018.

Goodwill

(r)   Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with Accounting Standards Codification (“ASC”) 350-20 "Goodwill", a company firstly has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a two-step quantitative impairment test is mandatory. The Group may also elect to proceed directly to the two-step impairment test without considering qualitative factors. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit and their carrying amounts will be recorded.

Application of impairment test for goodwill requires significant management judgment, including the identification of the reporting unit, assigning assets, liabilities and goodwill to each reporting unit, and determining the fair value of each reporting unit. The fair value of each reporting unit is determined by analysis of discounted cash flows. The significant assumptions regarding the reporting unit’s future operating performance are revenue growth rates, costs of goods and operating expenses growth rates, discount rates and terminal values. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

In 2017 and 2018, management has conducted the qualitative impairment test to compare the carrying value of the reporting units, including assigned goodwill, to its respective fair value. Based on the qualitative impairment assessment, it was determined that it is more likely than not the fair values of the reporting units tested exceeded their carrying amounts and, therefore a quantitative impairment test for goodwill were not required. The management concluded that goodwill was not impaired as of December 31, 2017 and 2018.

Intangible assets with indefinite lives

(s)   Intangible assets with indefinite lives

Intangible assets with indefinite lives represents primarily the payment license acquired in a business combination in 2016. In determining its indefinite life, the Group considered the following: the expected use of the intangible; the longevity of the license; the legal, regulatory and contractual provisions that affect their maximum useful life; the Group’s ability to renew or extend the asset’s legal or contractual life without substantial costs; effects of the regulatory environment; maintenance expenditures required to obtain the expected future cash flows from the asset; and considerations for obsolescence, demand, competition and other economic factors.

Intangible assets with indefinite lives is not amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.

In 2017 and 2018, management has conducted the qualitative impairment test and the qualitative assessment indicated that it is more likely than not that the Group's indefinite lived intangible assets are not impaired.

Business combinations and non-controlling interests

(t)   Business combinations and non-controlling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

For the Group’s majority-owned subsidiaries and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income and comprehensive income includes the net income (loss) attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests on the Group’s consolidated balance sheets.

Debt issuance costs and debt discounts

(u)   Debt issuance costs and debt discounts

Debt issuance costs and debt discounts are amortized as interest expense, using the effective interest method, through the earlier of the maturity date of the convertible senior notes or the date of redemption, if any. Debt issuance costs and debt discounts are recorded as a direct deduction from the face amount of convertible senior notes.

Securitization debt

(v)   Securitization debt

The securitization debt securities issued to investors are collateralized by the specified pool of accounts receivable and are payable only out of collections on their respective underlying collateralized assets and guaranteed by the WFOE. The securities can be retained in the form of senior or subordinated securities. The Group holds 100% of the subordinated securities. The securitization securities are reported as current and non-current liabilities in the consolidated balance sheets based on their respective expected repayment dates.

Revenue recognition

(w)   Revenue recognition

Effective with the adoption of Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers (Topic 606)," and the associated ASUs (collectively, "Topic 606") on January 1, 2018, the Group recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Group expects to receive in exchange for those goods or services. To determine revenue recognition for the arrangements that the Group determines are within the scope of Topic 606, the Group performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation. See Note 2(ao) and Note 4 for additional information.

In periods prior to the adoption of Topic 606, the Group's accounting policy was to recognize revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

Cost of revenues

(x)   Cost of revenues

Cost of revenues consists primarily of cost of merchandise sold and inventory write‑down. The amounts of inventory write‑down were RMB303,233,  RMB206,733 and RMB440,823 for the years ended December 31, 2016, 2017 and 2018, respectively. Cost of revenues does not include fulfillment expenses, therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

The Group provides financing to some of its suppliers by advancing them cash for portions of accounts payables the Group owes to them, and receives interest over the financing periods which is presented as a reduction to cost of revenues. The advances to these suppliers related to the Group’s financing activities have no offsetting rights against the Group’s accounts payables to these suppliers, and are presented as part of other receivables and prepayments in the consolidated balance sheets (Note 6).

Fulfillment expenses

(y)   Fulfillment expenses

Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, shipping and handling expenses and packaging expenses.

Marketing expenses

(z)   Marketing expenses

Marketing expenses primarily consist of payroll, bonus and benefits of marketing staff, advertising costs, agency fees and costs for promotional materials.

Advertising expenses are charged to the statements of income and comprehensive income in the period incurred. The amounts of advertising expenses incurred were RMB1,671,779,  RMB1,526,815 and RMB1,651,996 for the years ended December 31, 2016, 2017 and 2018, respectively.

Technology and content expenses

(aa) Technology and content expenses

Technology and content expenses primarily consist of payroll, bonus and benefits of the staff in the technology and system department, telecommunications expenses, model fees and photography expenses.

General and administrative expenses

(ab) General and administrative expenses

General and administrative expenses primarily consist of payroll, bonus and benefit costs for retail and corporate employees, legal, finance, information systems, rental expenses and other corporate overhead costs.

Foreign Currency Transactions and Translations

(ac) Foreign currency transactions and translations

The functional currency of the Company, Vipshop HK, Lefeng.com Limited and other offshores subsidiaries is the United States dollar (“US dollar”). The functional currency of all the other significant subsidiaries and the VIEs is RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling as of the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash, cash equivalents and restricted cash denominated in RMB amounted to RMB4,287,900 and RMB6,615,216 at December 31, 2017 and 2018, respectively.

Convenience translation

(ad) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of 6.8755 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 31, 2018, or at any other rate.

Taxation

(ae) Taxation

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Value added taxes

(af) Value added taxes ("VAT")

The Group’s PRC subsidiaries are subject to VAT at rates ranged from 6% to 17% before May 2018 and 6% to 16% since May 2018 on proceeds received from customers, and are entitled to a deduction for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds and service incurred. The VAT balance is recorded either in other current liabilities or other current receivables on the consolidated balance sheets.

Comprehensive income (loss)

(ag) Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of income and comprehensive income, and other comprehensive income (loss) includes foreign currency translation adjustments, unrealized gain or loss of available-for-sale debt investments and reclassification adjustments of available-for-sale investments prior to adoption of ASU 2016-01 in 2018.

Concentration of credit risk

(ah) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, short term investments, amounts due from related parties, loan receivables and other receivables and prepayments. The Group places its cash and cash equivalents, restricted cash and short term investments with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise of amounts receivable from product delivery service providers and receivables from consumer financing services. There are no significant credit risk concentrated with any specific delivery service providers, end customers under consumer financing, microcredit loans or suppliers under financing service arrangements.

Account receivables from product delivery service providers relates to amounts collected from customers by the service providers when products are delivered. The Group conducts a credit evaluations on these service providers and require certain amounts of security deposits from them to manage its credit risk. Amounts due from related parties are prepayments related to purchases of goods and services from the entities controlled by shareholders of the Company. Due to the nature of the relationship, the Group considers there to be no collection risks in regard to amounts due from related parties. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates of various factors surrounding the credit risk of delivery service providers, end customers and suppliers, such as credit rating, overdue date and collectability.

Fair value of financial instruments

(ai) Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs may be used to measure fair value include:

Level 1  Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2  Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3  Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured at fair value on a recurring basis

The Group's financial assets and liabilities that were required to be measured at fair value on a recurring basis as of December 31, 2017 and 2018 include equity investments with readily determinable fair value and available-for-sale debt securities. As of December 31, 2017 and 2018, information about inputs into the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting
		Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2017	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Other investments:
- Equity investments with readily determinable fair value	352	352	—	—
- Available-for-sale debt securities	145,930	—	145,930	—

		Fair Value Measurements at Reporting
		Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Other investments:
- Equity investments with readily determinable fair value	217,036	217,036	—	—
- Available-for-sale debt securities	130,358	—	130,358	—

The equity investments with readily determinable fair value are carried at fair values. The Group measures its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. Available-for-sale debt securities consist of investments in private companies' redeemable debt that has stated maturity and pay a prospective fixed rate of return. The investments are recorded at fair value on a recurring basis. The fair value is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, they are classified within Level 2 measurement.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, net, other receivables, net, loan receivables, net, accounts payable, other current liabilities, advances from customers, amounts due from and to related parties, short term loans and short term securitization debt approximate their fair values due to the short term nature of these instruments. The estimated fair value of convertible senior notes as of December 31, 2017 and 2018 were approximately RMB4,090,808 and RMB4,260,195,  respectively, as compared to its carrying value of RMB4,094,903 and RMB4,327,268, respectively. Fair value was estimated using quoted market prices and represented a Level 1 measurement.

The carrying value of the Group's short term investments approximates their fair values due to the short term nature and significant inputs are observable or can be derived principally from, or corroborated by, observable market data (Level 2).

Measured at fair value on a nonrecurring basis

The estimated fair values of the investment in equity method investees at the time of impairment test were estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets. The Group measures investment in equity method investees at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value.

The estimated fair value of equity investments without readily determinable fair value is based on impairment and observable price changes in orderly transactions for the identical or similar investments of the same issuer.

Other than the impaired investments in equity method investees (Note 11) and the adjusted equity investments without readily determinable fair value (Note 12), the Group did not have any assets and liabilities that were measured at fair value on a nonrecurring basis.

Operating leases

(aj) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the statements of income and comprehensive income on a straight-line basis over the lease periods.

Share-based Compensation

(ak) Share‑based compensation

Employee share‑based compensation

Share-based payments made to employees, including employee share options, and non-vested shares issued to employees which the Group has a repurchase option, are recognized as compensation expenses over the requisite service periods. The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards. The Group recognizes compensation expense on a straight-line basis over the requisite service period for the entire award with graded vesting provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Non‑employee share‑based compensation

Share‑based compensation made to non‑employees are recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non‑employee services received in exchange for share‑based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions using the share price and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete.

As the quantity and terms of the equity instruments issued to non‑employees are known up front, the Group recognizes the cost incurred during financial reporting periods before the measurement date. The Group measures the equity instruments at their then‑current fair values at each of the financial reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

Modifications of equity awards

The Group treats a modification of the terms or conditions of an equity award as an exchange of the original award for a new award. The incremental compensation cost as an effect of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date, and the incremental cost resulting from the modification. The Group records the incremental fair value of the modified award, as compensation cost on the date of modification for vested awards, or over the remaining service period for unvested awards.

Earnings per share

(al) Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Treasury stock

(am) Treasury shares

Treasury shares represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired share is recorded as treasury shares. The cost of treasury shares is transferred to "additional paid-in capital" when it is re-issued for the purpose of share options exercised and share awards.

Segment reporting

(an) Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s principal operations are currently organized into two major business segments, the Vip.com segment and the Internet finance businesses segment, which are defined based on the products and services provided. Vip.com represents the Group's e-commerce business, while the Internet finance businesses mainly includes the consumer financing, supplier financing and wealth management services.

Accounting standards recently adopted

(ao) Accounting standards recently adopted

On January 1, 2018, the Group adopted ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)", which is the new comprehensive revenue recognition standard that supersedes the revenue recognition requirements in Topic 605, "Revenue Recognition," and most industry specific guidance. The core principle of the guidance is that an entity should recognize revenue when it transfers promised goods or services to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The accounting guidance also requires additional disclosure regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfil a contract.

In 2015 and 2016, the Financial Accounting Standards Board ("FASB") issued additional ASUs related to Topic 606 that delayed the effective date of the guidance and clarified various aspects of the new revenue guidance, including principal versus agent considerations, identification of performance obligations, and accounting for licenses, and included other improvements and practical expedients. The new guidance was effective for annual and interim periods beginning after December 15, 2017. The Group adopted the ASU on January 1, 2018 for all revenue contracts with customers using the modified retrospective approach, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historical accounting under ASC 605.

The following table details the cumulative effect of the changes made to the consolidated January 1, 2018 balance sheet for the adoption of Topic 606:

	Balance at	Adjustments	Balance at
	December 31,	Due to	January 1,
	2017	Topic 606	2018
	RMB	RMB	RMB
Assets
Accounts receivable, net	4,803,527	530,994	5,334,521
Inventories	6,960,251	(898,641)	6,061,610
Liabilities
Advances from customers	2,339,914	(1,065,924)	1,273,990
Accrued expenses and other current liabilities	3,537,151	521,907	4,059,058
Equity
Retained earnings	5,602,681	176,370	5,779,051

The adjustments above related primarily to unfulfilled performance obligations on the sales of product goods to be passed to customers and refund liabilities in relation to return rights.

The following table details the impacts of the adoption of Topic 606 on the consolidated balance sheet as of December 31, 2018:

	December 31, 2018
		Balances Without
	As	Adoption of	Effect of
	Reported	Topic 606	Change
	RMB	RMB	RMB
Assets
Accounts receivable, net	5,674,731	5,138,714	536,017
Inventories	5,368,106	6,488,200	(1,120,094)
Liabilities
Advances from customers	1,473,134	2,871,523	(1,398,389)
Accrued expenses and other current liabilities	5,512,605	4,935,318	577,287
Equity
Retained earnings	7,907,396	7,670,370	237,026

The following table details the impacts of the adoption of Topic 606 on the consolidated statements of operations and comprehensive income for the year ended December 31, 2018:

	Year Ended December 31, 2018
		Balances Without
	As	Adoption of	Effect of
	Reported	Topic 606	Change
	RMB	RMB	RMB
Revenue
Product revenues	81,510,275	80,343,367	1,166,908
Other revenue	3,013,673	2,951,922	61,751
Cost applicable to revenue
Cost of revenues	67,454,981	66,508,966	946,015
Operating and income tax expenses
Income tax expense	566,604	520,985	45,619
Net income
Net income	2,133,472	1,896,447	237,025

In the year ended December 31, 2018, the Group adopted ASU 2016-01, "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01"), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The Group applied the amendments in the new guidance by means of a cumulative-effect adjustment of RMB0.4 million to the opening of retained earnings on January 1, 2018, due to reclassification from accumulated other comprehensive loss.

In the year ended December 31, 2018, the Group adopted ASU 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments". The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. This update requires that debt prepayments or debt extinguishment costs be classified as cash outflows for financing activities and provides additional classification guidance for the statement of cash flows. The update also requires that the classification of cash receipts and payments that have aspects of more than one class of cash flows to be determined by applying specific guidance under generally accepted accounting principles.  The update also requires that each separately identifiable source or use within the cash receipts and payments be classified on the basis of their nature in financing, investing or operating activities. The update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years.

In the year ended December 31, 2018, the Group adopted ASU 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory". Current U.S. GAAP prohibits the recognition of current and deferred income taxes for an intra-income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The new standard does not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The ASU 2016-16 is effective for annual periods beginning after December 15, 2017, including interim reporting periods within those annual periods. The Group applied the ASU on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The adoption of the new guidance did not have a material impact on the consolidated financial statements.

Accounting standards issued but not adopted at December 31, 2018

(ap) Accounting standards issued but not adopted at December 31, 2018

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)," and associated ASUs related to Topic 842, which requires organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The new guidance requires that a lessee recognize assets and liabilities for leases, and recognition, presentation and measurement in the financial statements will depend on its classification as a finance or operating lease. In addition, the new guidance will require disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. Lessor accounting remains largely unchanged from current U.S. GAAP but does contain some targeted improvements to align with the new revenue recognition guidance issued in 2014 (Topic 606). The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, and early adoption is permitted.

The ASU requires a modified retrospective transition approach, applying the new standard to all leases existing at the date of initial adoption. An entity may choose to use either (1) the effective date or (2) the beginning of the earliest comparative period presented in the financial statements at the date of initial application. The Group has elected to apply the transition requirements at the January 1, 2019, effective date rather than at the beginning of the earliest comparative period presented. This approach allows for a cumulative effect adjustment in the period of adoption, and prior periods will not be restated. In addition, the Group has elected the package of practical expedients permitted under the transition guidance, which does not require reassessment of prior conclusions related to contracts containing a lease, lease classification and initial direct lease costs. As an accounting policy election, the Group will exclude short-term leases (term of 12 months or less) from the balance sheet presentation and will account for non-lease and lease components in a contract as a single lease component for all asset classes.

The Group analyzed the impact of ASU 2016-02 across all lease arrangements to evaluate and implement the new standard and the Group has substantially completed the implementation of system updates to facilitate compliance with accounting and reporting requirements. The Group continues to enhance accounting systems and update business processes and controls related to the new guidance for leases. Collectively, these activities are expected to enable the Group to meet the new accounting and disclosure requirements upon adoption on January 1, 2019. The Group has finalized the evaluation, impact upon adoption and estimated an increase of lease-related assets and liabilities, approximately RMB451.4 million in the consolidated balance sheets. The impact to the Group's consolidated statements of income and consolidated statements of cash flows is not expected to be material.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio.

In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Based on the Group's financial instruments and risk management policies as of December 31, 2018, application of this ASU in the future may have impact on the measurement of the Group's financial assets. The expected credit loss model may result in earlier provision of credit losses which are not yet incurred in relation to the Group's financial assets measured at amortized cost. It should be noted that the above assessments were made based on an analysis of the Group's financial assets and financial liabilities as of December 31, 2018 on the basis of the facts and circumstances that existed at that date. As facts and circumstances may change during the period leading up to the initial date of application of this ASU, the assessment of the potential impact is subject to change.

In January 2017, the FASB issued ASU 2017-04, "Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment". The update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. The update also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. The update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The guidance should be applied prospectively upon its effective date. The Group is currently evaluating the impact of adopting this guidance.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement," which is part of the FASB disclosure framework project to improve the effectiveness of disclosures in the notes to the financial statements. The amendments in the new guidance remove, modify and add certain disclosure requirements related to fair value measurements covered in Topic 820, "Fair Value Measurement." The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for either the entire standard or only the requirements that modify or eliminate the disclosure requirements, with certain requirements applied prospectively, and all other requirements applied retrospectively to all periods presented. The Group is currently evaluating the impact of adopting this guidance.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities, which modifies the guidance related to indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interest. ASU 2018-17 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted. The Group is currently evaluating the impact of adopting this guidance.